Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and expense
Schedule of finance income and expense
€ millions	2021	2020	2019
Other finance income	3	3	0
Net foreign exchange gain	20	-	-
Finance income	23	3	0

Interest on convertible bonds	(49)	(19)	(11)
Interest on senior notes	(11)	-	-
Interest on lease liabilities	(5)	(2)	(1)
Other interest expense	(6)	(5)	(1)
Other finance expense	(4)	(4)	(3)
Finance expense	(75)	(30)	(16)